Significant Accounting Policies and Recent Accounting Pronouncements (Policies)	6 Months Ended
Jun. 30, 2025
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Revenue and Expenses Recognition	Revenue and expenses recognition

The Company currently generates its revenues from time charter contracts and pool arrangements. Revenues generated from pool arrangements are determined in accordance with the profit-sharing mechanism specified within each pool agreement (see below). The Company recognizes pool revenue based on quarterly reports from the pools which identify the number of days the vessel participated in the pool, the total pool points for the period, the total pool revenue for the period, and the calculated share of pool revenue for the vessel.
Revenues related to pool contracts

Pool revenue for each vessel is determined in accordance with the profit-sharing mechanism specified within each pool agreement. In particular, the pool managers aggregate the revenues and expenses of all of the pool participants and distribute the net earnings to participants, as applicable:
•	based on the pool points attributed to each vessel (which are determined by vessel attributes such as cargo carrying capacity, speed, fuel consumption, and construction and other characteristics); or

•
by making adjustments to account for the cost of performance, the bunkering fees and the trading capabilities of each vessel and the number of days the vessel participated in the pool in the period (excluding off-hire days).

Recent Accounting Pronouncements
Recent Accounting Pronouncements:

In May 2025, the FASB issued ASU 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity. This update provides guidance on identifying the accounting acquirer when a variable interest entity that meets the definition of a business is acquired primarily through the exchange of equity interests. The standard becomes effective for annual periods beginning after December 15, 2026, and for interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2025-03 on its accounting and disclosures related to business combinations.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which provides a practical expedient for estimating expected credit losses. The amendments are effective for annual reporting periods beginning after December 15, 2025, including interim periods within those annual periods. Early adoption is permitted. The Company is in the process of assessing the impact of ASU 2025-05 on its unaudited condensed consolidated financial statements.